VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.3%
Alabama—0.7%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,807
Arizona—2.9%
Salt River Project Agricultural Improvement & Power District Revenue
5.000%, 1/1/26	500	594
5.000%, 1/1/27	2,000	2,448
5.000%, 1/1/28	1,000	1,255
5.000%, 12/1/32	3,020	3,496
		7,793

California—18.5%
California County Tobacco Securitization Agency Revenue
5.000%, 6/1/24	100	112
5.000%, 6/1/25	200	231
5.000%, 6/1/27	100	122
5.000%, 6/1/28	100	125
California State Public Works Board
5.000%, 8/1/26	4,310	5,077
5.000%, 2/1/27	3,000	3,670
5.000%, 8/1/27	4,000	4,835
5.000%, 8/1/31	3,000	3,926
5.000%, 8/1/34	2,750	3,547
5.000%, 8/1/35	1,500	1,931
California Statewide Communities Development Authority Revenue
4.000%, 4/1/38	2,000	2,365
4.000%, 4/1/39	1,000	1,178
California, State of,
General Obligation 5.000%, 9/1/27	1,250	1,557
General Obligation 5.000%, 12/1/27	2,650	3,323
General Obligation 5.000%, 9/1/28	1,530	1,948
General Obligation 5.000%, 4/1/37	4,000	4,434
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,387
Port of Oakland 5.000%, 5/1/27	2,750	3,343
University of California
5.000%, 5/15/26	1,000	1,176
5.000%, 5/15/27	2,000	2,416
5.000%, 5/15/29	2,000	2,538
		50,241

Colorado—3.5%
Arapahoe County Cherry Creek School District No. 5, General Obligation (State AID Withholding Insured) 5.000%, 12/15/38	2,000	2,601
E-470 Public Highway Authority 5.000%, 9/1/40	1,500	1,674
Pueblo County School District No. 70,
General Obligation (State AID Withholding Insured) 4.000%, 12/1/27	1,000	1,192
	Par Value	Value

Colorado—continued
General Obligation (State AID Withholding Insured) 4.000%, 12/1/28	$ 1,340	$ 1,622
Regional Transportation District
Sales Tax Revenue 5.000%, 1/15/27	900	1,080
Sales Tax Revenue 5.000%, 7/15/27	1,025	1,245
		9,414

Connecticut—3.8%
Connecticut State Health & Educational Facilities Authority Revenue 4.000%, 7/1/40	1,000	1,138
Connecticut, State of,
General Obligation 5.000%, 7/15/26	2,500	3,023
General Obligation 5.000%, 7/15/28	1,500	1,906
State of Connecticut Special Tax Revenue
5.000%, 5/1/25	825	958
5.000%, 1/1/29	2,620	3,352
		10,377

District of Columbia—1.3%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,424
Florida—0.6%
Florida Municipal Power Agency Revenue
3.000%, 10/1/32	750	820
3.000%, 10/1/33	750	817
		1,637

Georgia—0.4%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	1,000	1,106
Hawaii—0.1%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	63
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	168
		231

Illinois—4.0%
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/26	2,300	2,704
Senior Lien 5.000%, 1/1/29	1,595	2,024
Senior Lien 5.000%, 1/1/30	1,500	1,941
Senior Lien 4.000%, 1/1/35	1,000	1,178
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Illinois—continued
Illinois Finance Authority Revenue 5.000%, 7/1/28	$ 2,605	$ 3,178
		11,025

Maryland—5.0%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	3,143
Maryland, State of,
General Obligation 5.000%, 3/1/27	2,000	2,456
General Obligation 5.000%, 3/15/31	3,500	4,374
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,681
		13,654

Massachusetts—0.7%
The Commonwealth of Massachusetts, General Obligation 5.000%, 9/1/48	1,500	1,920
Minnesota—5.9%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	4,700	5,396
Minnesota, State of,
General Obligation, Series 2015-A 5.000%, 8/1/29	4,000	4,685
General Obligation, Series 2016-A 5.000%, 8/1/29	5,000	6,006
		16,087

New Jersey—1.1%
New Jersey, State of, Sales Tax Revenue 5.000%, 6/1/29	1,250	1,600
New Jersey Transportation Trust Fund Authority Revenue 5.000%, 6/15/25	1,200	1,391
		2,991

New York—6.9%
Monroe County Industrial Development Corp.
5.000%, 12/1/26	700	843
5.000%, 12/1/27	1,200	1,478
5.000%, 12/1/29	725	930
5.000%, 12/1/30	500	652
New York, City of, General Obligation 5.000%, 8/1/26	1,000	1,208
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 2/1/30	6,400	6,500
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	4,000	4,429
	Par Value	Value

New York—continued
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/28	$ 2,500	$ 2,781
		18,821

North Carolina—0.9%
County of Mecklenburg, General Obligation 5.000%, 3/1/28	2,000	2,528
North Dakota—1.2%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,405
Ohio—3.4%
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	9,157
Oklahoma—0.4%
Oklahoma Water Resources Board 5.000%, 4/1/28	850	1,072
Oregon—1.2%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,228
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	895
5.000%, 7/1/30	1,000	1,190
		3,313

Pennsylvania—1.6%
Pennsylvania Higher Educational Facilities Authority
5.000%, 8/15/28	650	791
5.000%, 8/15/29	600	744
4.000%, 8/15/36	1,250	1,460
4.000%, 8/15/40	1,180	1,363
		4,358

Tennessee—2.1%
Tennessee, State of,
General Obligation 5.000%, 9/1/30	3,005	3,720
General Obligation (Pre-Refunded 8/1/25 @ 100) 5.000%, 8/1/28	1,595	1,871
		5,591

Texas—14.6%
Austin, City of, General Obligation 5.000%, 9/1/28	1,150	1,464
Brazosport Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	1,400	1,716
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,357
Central Texas Regional Mobility Authority Revenue
5.000%, 1/1/27	1,075	1,254
5.000%, 1/1/30	500	645
5.000%, 1/1/31	500	657

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Texas—continued
Senior Lien 5.000%, 1/1/29	$ 500	$ 632
Senior Lien 5.000%, 1/1/30	1,300	1,677
Comal Independent School District General Obligation (PSF-GTD Insured) 5.000%, 2/1/26	1,000	1,189
Cypress-Fairbanks Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	1,500	1,838
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,500	1,883
Dallas, City of, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	8,279
Eagle Mountain & Saginaw Independent School District,
General Obligation (PSF-GTD Insured) 5.000%, 8/15/26	1,000	1,209
General Obligation (PSF-GTD Insured) 5.000%, 8/15/27	1,250	1,553
General Obligation (PSF-GTD Insured) 5.000%, 8/15/28	1,000	1,272
Fort Worth, City of, General Obligation 5.000%, 3/1/26	1,510	1,797
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue 4.500%, 6/1/30	1,040	1,301
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	630
Northwest Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	3,005
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/26	1,000	1,190
Texas Water Development Board Revenue 5.000%, 4/15/26	900	1,078
Texas, State of, General Obligation 5.000%, 8/1/27	2,540	2,869
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,208
		39,703

Virginia—2.5%
County of Fairfax, General Obligation (State AID Withholding Insured) 5.000%, 10/1/28	1,000	1,282
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,608
		6,890

Washington—8.5%
Energy Northwest Revenue
5.000%, 7/1/33	1,570	1,915
5.000%, 7/1/34	8,000	9,306
University of Washington
5.000%, 4/1/27	700	861
	Par Value	Value

Washington—continued
5.000%, 4/1/28	$ 2,000	$ 2,520
Washington, State of,
General Obligation 5.000%, 8/1/29	2,045	2,521
General Obligation 5.000%, 2/1/30	5,000	5,917
		23,040

Wisconsin—2.5%
Public Finance Authority
5.000%, 6/1/27	300	368
5.000%, 6/1/28	500	627
5.000%, 6/1/29	700	896
5.000%, 6/1/30	1,000	1,303
Wisconsin, State of,
General Obligation 5.000%, 5/1/26	1,000	1,200
General Obligation 5.000%, 5/1/27	2,000	2,467
		6,861

Total Municipal Bonds (Identified Cost $248,988)		256,446

Total Long-Term Investments—94.3% (Identified Cost $248,988)		256,446

	Shares
Short-Term Investment—18.4%
Money Market Mutual Fund—18.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	50,150,033	50,150
Total Short-Term Investment (Identified Cost $50,150)		50,150

TOTAL INVESTMENTS—112.7% (Identified Cost $299,138)		$306,596
Other assets and liabilities, net—(12.7)%		(34,532)
NET ASSETS—100.0%		$272,064

Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At September 30, 2021, 10.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$256,446	$—	$256,446
Money Market Mutual Fund	50,150	50,150	—
Total Investments	$306,596	$50,150	$256,446
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.